CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net income (loss)	[1]	¥ 412,532	¥ (390,707)
Less: Net income (loss) attributable to noncontrolling interests		105,520	(11,830)
Net income (loss) attributable to MHFG shareholders		307,013	(378,877)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		103,413	126,328
Provision (credit) for credit losses		(2,484)	37,646
Investment losses (gains)-net		(494,778)	105,404
Equity in losses (earnings) of equity method investees-net	[2]	(46,741)	5,003
Foreign exchange losses (gains)-net		599,299	739,266
Deferred income tax expense (benefit)		54,427	(239,149)
Net change in trading account assets		(9,320,622)	(9,096,063)
Net change in trading account liabilities		6,268,701	9,008,728
Net change in loans held for sale		62,849	(122,683)
Net change in accrued income		(86,063)	(80,069)
Net change in accrued expenses		40,257	108,023
Other-net		480,177	(181,041)
Net cash provided by (used in) operating activities		(2,034,549)	32,516
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities		15,907,621	22,862,094
Proceeds from sales of Equity securities	[3]	1,482,904	579,215
Proceeds from maturities of Available-for-sale securities		18,635,847	21,944,842
Proceeds from maturities of Held-to-maturity securities		286,594	79,580
Purchases of Available-for-sale securities		(37,609,753)	(38,002,539)
Purchases of Held-to-maturity securities		(988,261)	(453,020)
Purchases of Equity securities	[3]	(1,832,574)	(582,312)
Proceeds from sales of loans		308,035	255,831
Net change in loans		(422,364)	(4,681,239)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		(1,778,011)	(1,141,636)
Proceeds from sales of premises and equipment		9,825	2,362
Purchases of premises and equipment		(100,783)	(84,327)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		0	2,872
Purchases of investments in subsidiaries (affecting the scope of consolidation)		(16,320)	(49,185)
Net cash provided by (used in) investing activities		(6,117,242)	732,538
Cash flows from financing activities:
Net change in deposits		(3,204,702)	4,103,867
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		4,961,440	1,313,784
Net change in due to trust accounts		(420,865)	(40,123)
Net change in other short-term borrowings		(105)	(4,277,836)
Proceeds from issuance of long-term debt		1,718,468	1,198,626
Repayment of long-term debt		(1,681,532)	(1,245,843)
Proceeds from noncontrolling interests		27,973	418
Payments to noncontrolling interests		(41,473)	(50,642)
Proceeds from sales of treasury stock		2,707	1,009
Purchases of treasury stock		(2,360)	(1,270)
Dividends paid		(107,843)	(101,546)
Dividends paid to noncontrolling interests		(11,483)	(14,658)
Net cash provided by financing activities		1,240,224	885,786
Effect of exchange rate changes on cash and cash equivalents	[4]	1,653,638	1,747,852
Net increase (decrease) in cash and cash equivalents	[4]	(5,257,929)	3,398,692
Cash and cash equivalents at beginning of period	[4]	67,992,295	52,174,289
Cash and cash equivalents at end of period	[4]	62,734,366	55,572,981
Noncash investing activities:
Transfer of loans into loans held-for-sale		¥ 1,621	¥ 15,744

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments, the amounts of which are not significant.
[4]	Cash and cash equivalents consists of Cash and due from banks and Interest-bearing deposits in other banks. Cash deposited with central banks that must be maintained to meet minimum regulatory requirements is classified as restricted cash and included in Cash and cash equivalents.